Derivatives and Fair Value Disclosures - Schedule of the Company's interest rate swap arrangements (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Fair Value Asset/(Liability)	$ 1,858,677	$ 7,102,855
Derivative, notional amount	$ 42,510,194	100,683,377
Swap 1
Derivatives, Fair Value [Line Items]
Effective Date	Aug. 16, 2017
Termination Date	Jun. 21, 2023
Fixed Rate (Company Pays)	2.12%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 0	536,901
Derivative, notional amount	$ 0	10,664,750
Swap 2
Derivatives, Fair Value [Line Items]
Effective Date	Apr. 10, 2018
Termination Date	Dec. 11, 2025
Fixed Rate (Company Pays)	2.74%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 731,814	955,139
Derivative, notional amount	$ 21,236,000	23,308,000
Swap 3
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 16, 2019
Termination Date	Jun. 21, 2023
Fixed Rate (Company Pays)	2.89%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 0	256,813
Derivative, notional amount	$ 0	10,664,750
Swap 4
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Jun. 13, 2023
Fixed Rate (Company Pays)	0.73%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 0	1,398,984
Derivative, notional amount	$ 0	11,866,750
Swap 5
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Mar. 31, 2023
Fixed Rate (Company Pays)	0.73%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 0	1,393,330
Derivative, notional amount	$ 0	11,829,250
Swap 6
Derivatives, Fair Value [Line Items]
Effective Date	Jan. 21, 2021
Termination Date	Mar. 31, 2023
Fixed Rate (Company Pays)	0.74%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 0	864,286
Derivative, notional amount	$ 0	7,197,547
Swap 7
Derivatives, Fair Value [Line Items]
Effective Date	Feb. 05, 2022
Termination Date	Jun. 30, 2026
Fixed Rate (Company Pays)	1.49%
Floating Rate(Company Receives)	3-month U.S.dollar SOFR
Fair Value Asset/(Liability)	$ 1,126,863	1,697,402
Derivative, notional amount	$ 21,274,194	$ 25,152,330